Loans and Financing - Schedule of Trade and Other Payables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade and Other Payables [Line Items]
Trade accounts payable	R$ 56,897	R$ 61,284
Suppliers- national and foreign [Member]
Schedule of Trade and Other Payables [Line Items]
Trade accounts payable	R$ 56,897	R$ 61,284